NOTE 7 ACQUISITION OF LAWRENCE PARK ATKINSON (Details 1) - Lawrence Park & Atkinson	Dec. 31, 2020 USD ($)
Consideration
Cash and equivalents	$ 38,521
Deposits	4,103
Intangible asset	58,907
Right-of-use assets	39,271
Net assets acquired	140,802
Accounts payable and accrued liabilities	54,396
Lease liabilities	45,595
Loan payable	45,287
Net assets at fair value, as at October 5, 2020	(4,476)
Cash	215,991
Cash consideration - withheld	58,907
Stock options	344,110
Share consideration	1,147,925
Total consideration	1,766,933
Goodwill	$ 1,771,409